Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Feb. 05, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Management lease, lease income		$ 9,100	$ 6,400	$ 20,700	$ 13,400
Income tax benefit		$ (20,517)	(13,773)	$ (40,772)	(41,119)
Antwerp Container Company
Related Party Transaction [Line Items]
Percent of ownership		50.00%		50.00%
Business combination, consideration transferred				$ 1,900
Tristar
Related Party Transaction [Line Items]
Percent of ownership		50.00%		50.00%
Tax Credit Agreement
Related Party Transaction [Line Items]
Tax credit transfer agreement, value of tax credits	$ 22,500
Tax credit transfer agreement, tax credits purchased, cash payment	20,700
Income tax benefit	$ 1,800
Direct Sales-Type Lease Receivable | Tristar
Related Party Transaction [Line Items]
Revenue from related party		$ 300	$ 500	$ 1,100	$ 1,500
Loans and leases receivable, related parties		$ 1,300		$ 1,300		$ 2,200